Commitments	6 Months Ended
Dec. 31, 2025
Commitments.
Commitments

32Commitments

32.1  Capital commitments

As at 31 December 2025, the Group had contracted capital expenditure relating to property, plant and equipment amounting to £5,036,000 (30 June 2025: £13,262,000; 31 December 2024: £11,828,000) and to other intangible assets amounting to £nil (30 June 2024: £nil; 31 December 2023: £nil). These amounts are not recognized as liabilities.